Prepayments, deposits and other assets	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Prepayments, deposits and other assets

Note 7 — Prepayments, deposits and other assets

Prepayments, deposits and other assets consisted of the following:

	Years ended March 31,
	2020	2019

Advances to suppliers	$57,875	$62,151
Rental deposits	7,545	8,326
Prepaid expense	13,642	53,409
Other receivables, net of allowance of $15,532	61,955	63,884
	$141,017	$187,770

CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Prepayments, deposits and other assets

Note 7 — Prepayments, deposits and other assets

Prepayments, deposits and other assets consisted of the following:

	As of March 31,
	2019	2018

Advances to suppliers	$62,151	$223,683
Rental deposits	8,326	8,872
Prepaid expense	53,409	45,848
Other receivables, net of allowance of $nil	63,884	71,142
	$187,770	$349,545